Acquisition and sale of businesses and brands and purchase of non-controlling interests - Fair value of net assets acquired and cash consideration paid in business combination (Details) - USD ($)
$ in Millions
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of business combinations and purchase of NCI [line items]
Cash	$ 2	$ 0	$ 0
Goodwill arising on acquisition	46	0	109
Step acquisitions	(54)	0	(13)
Consideration payable	(63)	0	(470)
Cash transferred	(29)	0	(373)
Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(12)	0	(92)
Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(22)	0	(5)
Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	66	0	402
Property, plant and equipment	1	0	28
Inventories	4	0	31
Other working capital	1	0	(2)
Deferred tax	0	0	(85)
Borrowings	(3)	0	0
Cash	2	0	0
Fair value of assets and liabilities	$ 71	$ 0	$ 374